FINANCIAL INSTRUMENTS - Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Financial Liabilities	$ 191,618
Other financial liabilities, measured at amortized cost
Disclosure of financial liabilities [line items]
Financial Liabilities	147,859	$ 123,321
Loans and receivables, measured at amortized cost
Disclosure of financial assets [line items]
Financial Assets	363,211	259,078
Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Financial Liabilities	125,635
Accounts payable and accrued liabilities | Other financial liabilities, measured at amortized cost
Disclosure of financial liabilities [line items]
Financial Liabilities	125,635	84,746
Finance leases
Disclosure of financial liabilities [line items]
Financial Liabilities	23,107
Finance leases | Other financial liabilities, measured at amortized cost
Disclosure of financial liabilities [line items]
Financial Liabilities	22,224	38,575
Warrant investments | At fair value through profit or loss
Disclosure of financial assets [line items]
Financial Assets	1,209	12,754
Cash | Loans and receivables, measured at amortized cost
Disclosure of financial assets [line items]
Financial Assets	332,227	231,596
Restricted cash | Loans and receivables, measured at amortized cost
Disclosure of financial assets [line items]
Financial Assets	22,190	22,193
Accounts receivable (not including sales taxes) | Loans and receivables, measured at amortized cost
Disclosure of financial assets [line items]
Financial Assets	8,794	5,289
Investments in equity securities | Investments in equity securities, measured at fair value through Other Comprehensive Income
Disclosure of financial assets [line items]
Financial Assets	$ 141,781	$ 100,109